Other Reserves	12 Months Ended
Dec. 31, 2019
Disclosure Of Reserves Within Equity [Abstract]
Other Reserves
22	Other reserves

	Share-based compensa-tion reserve RMB’million	Contribution from/ (distribution to) ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
At January 1, 2017	142	416	17	42	-	-	617
Currency translation differences	-	-	-	(143)	-	-	(143)
Deemed contribution	99	20	-	-	-	-	119
Share based compensation	335	27	-	-	-	-	362
Profit appropriations to PRC statutory reserves	-	-	42	-	-	-	42
At December 31, 2017	576	463	59	(101)	-	-	997
Currency translation differences	-	-	-	552	-	-	552
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	(675)	-	(675)
Acquisition of remaining interests in associates	-	-	-	-	-	(831)	(831)
Share based compensation	840						840
Profit appropriations to PRC statutory reserves	-	-	20	-	-	-	20
At December 31, 2018	1,416	463	79	451	(675)	(831)	903
Currency translation differences				261			261
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	1,031	-	1,031
Share of other comprehensive losses of an associate	-	-	-	-		(1)	(1)
Share based compensation	519	-	-	-	-	-	519
Exercise of share options/RSU	(465)	-	-	-	-	-	(465)
Additional investments in non- wholly owned subsidiaries	-	-	-	-	-	(76)	(76)
Profit appropriations to PRC statutory reserves	-	-	15	-	-	-	15
At December 31, 2019	1,470	463	94	712	356	(908)	2,187